Trade and other payables - Disclosure of Trade Payables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 679	SFr 410
CHF
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	361	227
EUR
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	187	161
USD
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	76	22
GBP
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 55	SFr 0